Long-term debt - Terms (Details) R in Millions, $ in Billions		5 Months Ended	12 Months Ended
	Jan. 01, 2018 ZAR (R)	Apr. 30, 2018 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 ZAR (R)	Jun. 30, 2016 ZAR (R)
Long-term debt
Borrowing limit authorised				R 446,000	R 423,000
Unamortised loan costs				(777)	(792)
Total long-term debt				109,454	81,405	R 79,877
Short-term portion of long-term debt				(12,763)	(7,093)
Long-term debt, non-current portion				96,691	74,312
Air Liquide
Long-term debt
Capitalised finance lease	R 3,400
Lake Charles Chemicals Project
Long-term debt
Capitalised finance lease		R 1,800
Long-term debt
Long-term debt
Long-term debt, before unamortised costs				110,231	82,197
Secured debt, preference shares and finance leases
Long-term debt
Long-term debt, before unamortised costs				77,718	57,736
Secured Debt
Long-term debt
Long-term debt, before unamortised costs				62,601	43,827
Secured Debt | Repayable in bi-annual instalments ending December 2021
Long-term debt
Carrying value of assets under construction pledged as collateral				140,912	101,039
Carrying value of other assets pledged as collateral				24,368	17,294
Secured Debt | Repayable in bi-annual instalments ending December 2021 | US Dollar
Long-term debt
Percentage of LIBOR exposure hedged			50.00%
Secured Debt | Repayable in bi-annual instalments ending December 2021 | US Dollar | Variable
Long-term debt
Long-term debt, before unamortised costs				R 54,953	36,748
Secured Debt | Repayable in bi-annual instalments ending December 2021 | US Dollar | Variable | Libor
Long-term debt
Adjustment to interest rate basis			2.25%	2.25%
Secured Debt | Repayable in quarterly instalments ending April 2021
Long-term debt
Carrying value of property, plant and equipment pledged as collateral				R 4,551	4,593
Secured Debt | Repayable in quarterly instalments ending April 2021 | US Dollar | Variable
Long-term debt
Long-term debt, before unamortised costs				R 2,765	2,686
Secured Debt | Repayable in quarterly instalments ending April 2021 | US Dollar | Variable | Libor
Long-term debt
Adjustment to interest rate basis			2.50%	2.50%
Secured Debt | Repayable in bi-annual instalments ending June 2022
Long-term debt
Carrying value of property, plant and equipment pledged as collateral				R 5,415	5,888
Secured Debt | Repayable in bi-annual instalments ending June 2022 | Rand | Variable
Long-term debt
Long-term debt, before unamortised costs				R 3,473	4,148
Secured Debt | Repayable in bi-annual instalments ending June 2022 | Rand | Variable | Jibar
Long-term debt
Adjustment to interest rate basis			1.75%	1.75%
Secured Debt | Repayable in bi-annual instalments ending February 2030
Long-term debt
Carrying value of other assets pledged as collateral				R 1,443
Secured Debt | Repayable in bi-annual instalments ending February 2030 | US Dollar | Variable
Long-term debt
Long-term debt, before unamortised costs				R 1,183
Secured Debt | Repayable in bi-annual instalments ending February 2030 | US Dollar | Variable | Jibar
Long-term debt
Adjustment to interest rate basis			5.50%	5.50%
Secured Debt | Other secured debt
Long-term debt
Long-term debt, before unamortised costs				R 227	245
Preference shares
Long-term debt
Long-term debt, before unamortised costs				R 7,493	12,045
Preference shares | A preference shares | Rand | Fixed
Long-term debt
Interest rate			11.10%	11.10%
Long-term debt, before unamortised costs				R 828	1,471
Preference shares | B preference shares | Rand | Fixed
Long-term debt
Interest rate			13.30%	13.30%
Long-term debt, before unamortised costs				R 789	1,164
Preference shares | C preference shares | Rand | Variable
Long-term debt
Long-term debt, before unamortised costs				R 5,822	9,247
Preference shares | C preference shares | Rand | Variable | Prime
Long-term debt
Percentage of prime			68.00%	68.00%
Preference shares | A preference shares secured by preference shares held in Sasol Mining | Rand | Fixed
Long-term debt
Interest rate			10.00%	10.00%
Long-term debt, before unamortised costs				R 54	163
Finance leases
Long-term debt
Long-term debt, before unamortised costs				7,624	1,864
Finance leases | Finance leases repayable in monthly instalments over 15 to 40 years ending December 2056
Long-term debt
Carrying value of property, plant and equipment pledged as collateral				7,541	1,955
Long-term debt, before unamortised costs				R 7,521	1,730
Finance leases | Finance leases repayable in monthly instalments over 15 to 40 years ending December 2056 | Variable | Minimum
Long-term debt
Interest rate			8.20%	8.20%
Finance leases | Finance leases repayable in monthly instalments over 15 to 40 years ending December 2056 | Variable | Maximum
Long-term debt
Interest rate			13.30%	13.30%
Finance leases | Finance leases repayable in monthly instalments over 15 to 40 years ending December 2056 | Fixed | Minimum
Long-term debt
Interest rate			4.00%	4.00%
Finance leases | Finance leases repayable in monthly instalments over 15 to 40 years ending December 2056 | Fixed | Maximum
Long-term debt
Interest rate			16.60%	16.60%
Finance leases | Other finance leases
Long-term debt
Long-term debt, before unamortised costs				R 103	134
Unsecured debt
Long-term debt
Long-term debt, before unamortised costs				32,513	24,461
Unsecured debt | Unsecured debt, due June 2029
Long-term debt
Long-term debt, before unamortised costs				1,567	1,773
Unsecured debt | Unsecured debt, repayable July 2018 | Canada, Dollars
Long-term debt
Long-term debt, before unamortised costs				R 784	755
Unsecured debt | Unsecured debt, various repayment terms | Rand | Fixed
Long-term debt
Interest rate			8.00%	8.00%
Long-term debt, before unamortised costs				R 523	397
Unsecured debt | Unsecured debt, various repayment terms from December 2018 to November 2024 | US Dollar
Long-term debt
Long-term debt, before unamortised costs				29,014	20,336
Amount of bond pledged as collateral			$ 1	R 13,000
Unsecured debt | Unsecured debt, various repayment terms from December 2018 to November 2024 | US Dollar | Libor | Minimum
Long-term debt
Adjustment to interest rate basis			1.00%	1.00%
Unsecured debt | Unsecured debt, various repayment terms from December 2018 to November 2024 | US Dollar | Libor | Maximum
Long-term debt
Adjustment to interest rate basis			1.50%	1.50%
Unsecured debt | Unsecured debt, various repayment terms from December 2018 to November 2024 | US Dollar | Fixed
Long-term debt
Interest rate			4.50%	4.50%
Unsecured debt | Unsecured debt, repayable ending December 2018 | Rand | Variable
Long-term debt
Long-term debt, before unamortised costs				R 625	R 1,200
Unsecured debt | Unsecured debt, repayable ending December 2018 | Rand | Variable | Jibar
Long-term debt
Adjustment to interest rate basis			1.25%	1.25%